Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$3,648	$2,625
Deposits	717	672
Derivatives	2,700	102
Prepaid expenses	1,390	1,351
Advances to suppliers and others	2,352	2,908

	$10,807	$7,658